STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 11 – STOCKHOLDERS’ DEFICIT

Preferred Stock:

The Series A Preferred Stock has an automatic forced conversion into common stock upon the completion of the repurchase or extinguishing of all “toxic” debt (notes having conversion features tied to the Company’s common stock), the extinguishing of all other existing dilutive debt or equity structures, and total recapitalization of the Company. As of both October 31, 2021, and January 31, 2021 the Company had 0 shares of Series A Preferred issued and outstanding and 330,000 authorized with a par value of $0.001 per share.

At both October 31, 2021 and January 31, 2021, there were 20,000 and 20,000 Series B preferred shares outstanding, respectively. The Series B Preferred Stock have voting rights equal to 51% of the total voting rights at any time. There are no conversion rights granted holders of Series B Preferred shares, they are not entitled to dividends, and the Company does not have the right of redemption. Currently, there are 20,000 Series B preferred shares authorized and issued of the Series B Preferred Stock with a par-value of $0.001 per share.

At both October 31, 2021 and January 31, 2021, there were 7,250 and 7,250 Series C preferred shares outstanding, respectively. The Series C Preferred Stock have the right to convert into the common stock of the Company by multiplying the number of issued and outstanding shares of common stock by 2.63 on the conversion date. The holders of Series C Preferred shares are not entitled to dividends, and the Company does not have the right of redemption. Currently, there are 7,250 Series C preferred shares authorized and issued with a par-value of $0.001 per share. The Series C Preferred Stock shall eventually convert on December 31, 2024.

At both October 31, 2021 and January 31, 2021, there were 870 Series D preferred shares authorized and outstanding, respectively which with a par value $.001. All shares of Series D Preferred Stock will rank subordinate and junior to all shares of Series A, B and C of Preferred Stock of the Corporation and pari passu with any of the Corporation’s preferred stock hereafter created as to distributions of assets upon dissolution or winding up of the Corporation, whether voluntary or involuntary. These shares are non-voting, do not receive dividends and are redeemable according to the terms set out as follows:

OPTIONAL REDEMPTION.

(1)  At any time, either the Corporation or the holder may redeem for cash out of funds legally available therefor, any or all of the outstanding Series D Preferred Stock (“Optional Redemption”) at $1,000 per share.

F-16

(2)  Should the Corporation exercise the right of Optional Redemption it shall provide each holder of Preferred Stock with at least 30 days’ notice of any proposed optional redemption pursuant this Section VI (an “Optional Redemption Notice”). Any optional redemption pursuant to this Section VI shall be made ratably among holders in proportion to the Liquidation Value of Preferred Stock then outstanding and held by such holders. The Optional Redemption Notice shall state the Liquidation Value of Preferred Stock to be redeemed and the date on which the Optional Redemption is to occur (which shall not be less than thirty (30) or more than sixty (60) Business Days after the date of delivery of the Optional Redemption Notice) and shall be delivered by the Corporation to the holders at the address of such holder appearing on the register of the Corporation for the Preferred Stock. Within seven (7) business days after the date of delivery of the Optional Redemption Notice, each holder shall provide the Corporation with instructions as to the account to which payments associated with such Optional Redemption should be deposited. On the date of the Optional Redemption, provided for in the relevant Optional Redemption Notice, (A) the Corporation will deliver the redemption amount via wire transfer to the account designated by the holders, and (B) the holders will deliver the certificates relating to that number of shares of Preferred Stock being redeemed, duly executed for transfer or accompanied by executed stock powers, in either case, transferring that number of shares to be redeemed. Upon the occurrence of the wire transfer (or, in the absence of a holder designating an account to which funds should be transferred, delivery of a certified or bank cashier’s check in the amount due such holder in connection with such Optional Redemption to the address of such holder appearing on the register of the Corporation for the Preferred Stock), that number of shares of Preferred Stock redeemed pursuant to such Optional Redemption as represented by the previously issued certificates will be deemed no longer outstanding. Notwithstanding anything to the contrary in this Designation, each holder may continue to convert Preferred Stock in accordance with the terms hereof until the date such Preferred Stock is actually redeemed pursuant to an Optional Redemption.

(3)  Should the holder exercise the right of Optional Redemption it shall provide the Corporation with at least 30 days’ notice of any proposed optional redemption pursuant this Section VI (an “Optional Redemption Notice”). The Optional Redemption Notice shall state the value of the Preferred Stock to be redeemed and the date on which the Optional Redemption is to occur (which shall not be less than thirty (30) or more than sixty (60) Business Days after the date of delivery of the Optional Redemption Notice) and shall be delivered by the holder to the Corporation at the address of the Corporation for the Preferred Stock. Within seven (7) business days after the date of delivery of the Optional Redemption Notice, each holder shall provide the Corporation with instructions as to the account to which payments associated with such Optional Redemption should be deposited. On the date of the Optional Redemption, provided for in the relevant Optional Redemption Notice, (A) the Corporation will deliver the redemption amount via wire transfer to the account designated by the holder, and (B) the holder will deliver the certificates relating to that number of shares of Preferred Stock being redeemed, duly executed for transfer or accompanied by executed stock powers, in either case, transferring that number of shares to be redeemed. Upon the occurrence of the wire transfer (or, in the absence of a holder designating an account to which funds should be transferred, delivery of a certified or bank cashier’s check in the amount due such holder in connection with such Optional Redemption to the address of such holder appearing on the register of the Corporation for the Preferred Stock), that number of shares of Preferred Stock redeemed pursuant to such Optional Redemption as represented by the previously issued certificates will be deemed no longer outstanding. Notwithstanding anything to the contrary in this Designation, each holder may continue to convert Preferred Stock in accordance with the terms hereof until the date such Preferred Stock is actually redeemed pursuant to an Optional Redemption.

The Series D Preferred Stock is not entitled to any pre-emptive or subscription rights in respect of any securities of the Corporation.

Neither the Company nor any Series D preferred stockholders has given notice to exercise the redemption as of October 31, 2021 on the date of the financial statements.

Because the holders of the Series D preferred stock have the right to demand cash redemption, the cumulative amount of the redemption feature is included in Temporary Equity as of October 31, 2021 and January 31, 2021.

Common Stock

The Company is authorized to issue 15,000,000 common shares at a par value of $0.000001 per share. These shares have full voting rights. The share capital has been retrospectively adjusted accordingly to reflect these reverse stock splits. At October 31, 2021 and January 31, 2021 there were 3,410,235 and 1,427,163 shares outstanding and issuable, respectively.  No dividends were paid in the nine months ended October 31, 2021 or 2020. The Company’s articles of incorporation include a provision that the Company is not allowed to issue fractional shares.

The Company issued the following shares of common stock in the nine months ended October 31, 2021:

The Company issued 1,723,000 shares for $3,037,625. The company received $2,224,805 in cash proceeds with the remaining $2,301 recorded as share proceeds receivable. A lender converted $125,000 of the convertible notes, $27,691 of accrued interest and $7,500 of fees into 89,771 common shares. The Company issued 63,011 shares with a fair value of $137,555 as payment for fees to consultants. The Company issued 107,290 shares to lenders as commitment fee with a relative fair value of $59,801.

F-17

Options and Warrants:

The Company has 500,000 options outstanding as of October 31, 2021 and nil as of January 31, 2021.

The Company recorded option and warrant expense of $1,097,500 and $1,263,500 for both the three and nine months ended October 31, 2021, respectively. The Company recorded option and warrant expense of nil for both the three and nine months ended October 31, 2020.

For the three and nine months ended October 31 ,2021 the Company issued the following warrants:

On July 27, 2021, the Company issued a warrant to Triton Funds LP (“Triton”) to acquire 300,000 shares of the Company’s common stock as part of the Common Stock Purchase Agreement with Triton which allows Triton to purchase shares of our common stock and which was included in the Registration Statement on Form S-1 the Company filed on August 5, 2021 and which went effective on August 18, 2021 (see Note 16). The table A below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $600,000, which has been recorded as a deferred offering cost. In the event that Triton requests purchases of the Company’s common stock that total less than $600,000, the deferred offering costs will be expenses as professional fees.

Table A

Expected volatility	2181%
Exercise price	$2.11
Stock price	$2.00
Expected life	3 years
Risk-free interest rate	0.37%
Dividend yield	0%

On August 26, 2021, the Company issued a warrant to consultant to acquire 250,000 shares of the Company’s common stock. The table B below provides the significant estimates used that resulted in the Company determining the fair value of the warrant at $512,500, which has been recorded as consulting fees.

Table B

Expected volatility	2174%
Exercise price	$1.50
Stock price	$2.05
Expected life	3 years
Risk-free interest rate	0.46%
Dividend yield	0%

For the three and nine months ended October 31, 2020, the Company issued a warrant to acquire 950,000 shares of stock as part of a debt settlement transaction describe in Note 7. The Warrant gives the holder the right to cash settle the warrants if a fundamental transaction as defined in the warrants occurs. However, a member of management and shareholder of the Company who controls approximately 60% of all voting shares would decide if a fundamental transaction would occur. The Company currently is not considering any fundamental transactions. Based on the above the Company used a Black Scholes model to record the value of the warrant. The warrants having a fair value of $351,500 with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions:

Expected volatility	506.8%
Exercise price	$0.40
Stock price	$0.37
Expected life	3 years
Risk-free interest rate	0.19%
Dividend yield	0%

F-18

The Company had the following fully vested warrants outstanding at October 31, 2021:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	950,000	08/28/2020	08/28/2023	$0.40 per share	N	N
Broker	2,500	10/11/2020	10/11/2025	$4.50 per share	N	N
Broker	3,000	11/25/2020	11/25/2025	$3.00 per share	N	N
Triton	300,000	07/27/2021	07/27/2024	$2.11 per share	N	N
Consultant	250,000	08/26/2021	08/26/2024	$1.50 per share	N	N

For the three and nine months ended October 31, 2020, the Company issued a stock option to CEO and director T. Armes to acquire 500,000 shares of stock. The table below provides the significant estimates used that resulted in the Company determining the fair value of the option at $585,000, which has been recorded as stock based compensation with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions:

Expected volatility	2644%
Exercise price	$1.50
Stock price	$1.17
Expected life	2 years
Risk-free interest rate	0.36%
Dividend yield	0%

The Company had the following fully vested options outstanding at October 31, 2021:

Issued To	# Options	Dated	Expire	Strike Price	Expired	Exercised
T. Armes	500,000	10/14/2021	10/14/2023	$1.50 per share	N	N

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2021	—	$—	955,500	$0.42
Granted	500,000	1.50	550,000	1.83
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at October 31, 2021	500,000	$1.50	1,505,500	$0.58

NOTE 11 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company is authorized to issue 20,000,000 shares of Preferred Stock, having a par value of $0.001 per share.

Series A Preferred Stock

The Series A Preferred Stock has an automatic forced conversion into common stock upon the completion of the repurchase or extinguishing of all “toxic” debt (notes having conversion features tied to the Company’s common stock), the extinguishing of all other existing dilutive debt or equity structures, and total recapitalization of the Company. As of both January 31, 2021, and January 31, 2020 the Company had 0 shares of Series A Preferred issued and outstanding and 330,000 authorized with a par value of $0.001 per share.

At both January 31, 2021 and January 31, 2020, respectively, there were 20,000 and 20,000 Series B preferred shares outstanding. The Series B Preferred Stock have voting rights equal to 66.7% of the total voting rights at any time. There are no conversion rights granted holders of Series B Preferred shares, they are not entitled to dividends, and the Company does not have the right of redemption. Currently, there are 20,000 Series B preferred shares authorized and issued of the Series B Preferred Stock with a par-value of $0.001 per share.

At both January 31, 2021 and January 31, 2020, there were 7,250 and 6,750 Series C preferred shares outstanding, respectively. The Series C Preferred Stock have the right to convert into the common stock of the Company by multiplying the number of issued and outstanding shares of common stock by 2.63 on the conversion date. The holders of Series C Preferred shares are not entitled to dividends, and the Company does not have the right of redemption. Currently, there are 7,250 Series C preferred shares authorized and 7,250 shares issued with a par-value of $0.001 per share. On February 26, 2020 the Company issued 250 Class C preferred shares and on August 28, 2020 the Company issued another 150 Class C preferred shares in debt exchange transactions. On September 1, 2020 the Company issued 100 Class C preferred share at a fair value of $11,177 to repay Accrued Expenses- Related Party.

At both January 31, 2021 and January 31, 2020, there were 870 Series D preferred shares authorized and outstanding, respectively which with a par value $.001. All shares of Series D Preferred Stock will rank subordinate and junior to all shares of Series A, B and C of Preferred Stock of the Corporation and pari passu with any of the Corporation’s preferred stock hereafter created as to distributions of assets upon dissolution or winding up of the Corporation, whether voluntary or involuntary. These shares are non-voting, do not receive dividends and are redeemable according to the terms set out below:

OPTIONAL REDEMPTION.

(1)  At any time, either the Corporation or the holder may redeem for cash out of funds legally available therefore, any or all of the outstanding Series D Preferred Stock (“Optional Redemption”) at $1,000 per share.

(2)  Should the Corporation exercise the right of Optional Redemption it shall provide each holder of Preferred Stock with at least 30 days’ notice of any proposed optional redemption pursuant this Section VI (an “Optional Redemption Notice”). Any optional redemption pursuant to this Section VI shall be made ratably among holders in proportion to the Liquidation Value of Preferred Stock then outstanding and held by such holders. The Optional Redemption Notice shall state the Liquidation Value of Preferred Stock to be redeemed and the date on which the Optional Redemption is to occur (which shall not be less than thirty (30) or more than sixty (60) Business Days after the date of delivery of the Optional Redemption Notice) and shall be delivered by the Corporation to the holders at the address of such holder appearing on the register of the Corporation for the Preferred Stock. Within seven (7) business days after the date of delivery of the Optional Redemption Notice, each holder shall provide the Corporation with instructions as to the account to which payments associated with such Optional Redemption should be deposited. On the date of the Optional Redemption, provided for in the relevant Optional Redemption Notice, (A) the Corporation will deliver the redemption amount via wire transfer to the account designated by the holders, and (B) the holders will deliver the certificates relating to that number of shares of Preferred Stock being redeemed, duly executed for transfer or accompanied by executed stock powers, in either case, transferring that number of shares to be redeemed. Upon the occurrence of the wire transfer (or, in the absence of a holder designating an account to which funds should be transferred, delivery of a certified or bank cashier’s check in the amount due such holder in connection with such Optional Redemption to the address of such holder appearing on the register of the Corporation for the Preferred Stock), that number of shares of Preferred Stock redeemed pursuant to such Optional Redemption as represented by the previously issued certificates will be deemed no longer outstanding. Notwithstanding anything to the contrary in this Designation, each holder may continue to convert Preferred Stock in accordance with the terms hereof until the date such Preferred Stock is actually redeemed pursuant to an Optional Redemption.

(3)  Should the holder exercise the right of Optional Redemption it shall provide the Corporation with at least 30 days’ notice of any proposed optional redemption pursuant this Section VI (an “Optional Redemption Notice”). The Optional Redemption Notice shall state the value of the Preferred Stock to be redeemed and the date on which the Optional Redemption is to occur (which shall not be less than thirty (30) or more than sixty (60) Business Days after the date of delivery of the Optional Redemption Notice) and shall be delivered by the holder to the Corporation at the address of the Corporation for the Preferred Stock. Within seven (7) business days after the date of delivery of the Optional Redemption Notice, each holder shall provide the Corporation with instructions as to the account to which payments associated with such Optional Redemption should be deposited. On the date of the Optional Redemption, provided for in the relevant Optional Redemption Notice, (A) the Corporation will deliver the redemption amount via wire transfer to the account designated by the holder, and (B) the holder will deliver the certificates relating to that number of shares of Preferred Stock being redeemed, duly executed for transfer or accompanied by executed stock powers, in either case, transferring that number of shares to be redeemed. Upon the occurrence of the wire transfer (or, in the absence of a holder designating an account to which funds should be transferred, delivery of a certified or bank cashier’s check in the amount due such holder in connection with such Optional Redemption to the address of such holder appearing on the register of the Corporation for the Preferred Stock), that number of shares of Preferred Stock redeemed pursuant to such Optional Redemption as represented by the previously issued certificates will be deemed no longer outstanding. Notwithstanding anything to the contrary in this Designation, each holder may continue to convert Preferred Stock in accordance with the terms hereof until the date such Preferred Stock is actually redeemed pursuant to an Optional Redemption.

The Series D Preferred Stock is not entitled to any pre-emptive or subscription rights in respect of any securities of the Corporation.

Neither the Company nor any Series D preferred stockholders has given notice to exercise the redemption as of January 31, 2021  or by the date  the financial statements were issued.

Because the holders of the Series D preferred stock have the right to demand cash redemption, the cumulative amount of the redemption feature is included in Temporary Equity as of January 31, 2021 and 2020.

Common Stock

The Company is authorized to issue 15,000,000 common shares at a par value of $0.000001 per share. These shares have full voting rights. On June 4, 2020 the Company amended its articles decreasing authorized common shares from 20,000,000,000 to 1,000,000,000 and again on September 8, 2020 the Company further decreased authorized common shares to 15,000,000. On March 29, 2019 the Company undertook a 6000:1 reverse stock. On February 25, 2020, the Company undertook a 4000:1 reverse stock split. The share capital has been retrospectively adjusted accordingly to reflect these reverse stock splits.  At January 31, 2021 and January 31, 2020 there were 1,427,163 and 538,464 shares outstanding and issuable , respectively.  No dividends were paid in the years ended January 31, 2021 or 2020. The Company’s articles of incorporation include a provision that the Company is not allowed to issue fractional shares.  As a result, as part of the reverse split described above, the Company issued an additional 1,699 shares in March 2020 and these shares were included in the shares outstanding as of January 31, 2020 as issuable. Included in the shares outstanding at January 31, 2021 are 71,200 issuable shares.

The Company issued the following shares of common stock in the year ended January 31, 2021:

Conversion of $24,803 notes payable, $19,933 accrued interest and $20,185 of derivative liability to 624,847 shares of common stock.

The Company issued 175,000 shares for $350,000 as part of Regulation A filing. The company received $250,000 in cash proceeds with the remaining $100,000 recorded as share proceeds receivable.

The Company issued 45,000 shares for fair value of $18,900 to repay accrued expenses related party.

The Company issued 43,852 shares to various lenders for fees with a $35,060 charge to debt discount and a corresponding charge to paid-in capital.

The Company issued the following shares of common stock in the year ended January 31, 2020:

Conversion of $752,409 notes payable, $240,035 accrued interest, $27,850 in fees and $755,253 of derivative liability to 536,613 shares of common stock.

An additional 1,700 shares are issuable on adjustments for rounding shareholdings as a result of the 4000:1 reverse stock split of February 25, 2020.

Options and Warrants:

The Company recorded option and warrant expense of $0 and $0 in the years ended January 31, 2021 and 2020, respectively.

For the year ended January 31 ,2021 the Company issued the following warrants:

● a warrant to acquire 950,000 shares of stock as part of a debt settlement transaction. The Warrant gives the holder the right to cash settle the warrants if a fundamental transaction as defined in the warrants occurs. However, a member of management and shareholder of the Company who controls approximately 60% of all voting shares would decide if a fundamental transaction would occur. The Company currently is not considering any fundamental transactions. Based on the above the Company used a Black Scholes model to record the value of the warrant. The warrants having a fair value of $351,500 was included as part of the consideration in the above mentioned debt settlement transaction with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

● warrants to a broker to acquire 5,500 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

Table A

Expected volatility	415.5% - 506.8%
Exercise price	$0.40 - $4.50
Stock price	$0.37 - $2.70
Expected life	3 - 5 years
Risk-free interest rate	0.19% - 0.39%
Dividend yield	0%

The Company issued no warrants in the year ended January 31, 2020.

F-44

The Company had the following options and warrants outstanding at January 31, 2021:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	950,000	08/28/2020	08/28/2023	$0.40 per share	N	N
Broker	2,500	10/11/2020	10/11/2025	$4.50 per share	N	N
Broker	3,000	11/25/2020	11/25/2025	$3.00 per share	N	N

Summary of warrants outstanding

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2019	—	$—	1.4	$225,520
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at January 31, 2020	—	$—	1.4	$225,520
Granted	—	—	955,500	0.42
Exercised	—	—	—	—
Forfeited and canceled	—	—	(1.4)	(225,220)
Outstanding at January 31, 2021	—	$—	955,500	$$0.42